Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Capitalized R&D expenditures	€ 592.1	€ 420.4	€ 287.1
R&D & other tax credit carry forwards	213.4	162.7	117.2
Inventories	45.2	31.5	37.2
Contract liabilities	820.8	423.2	125.2
Accrued and other liabilities	105.8	98.1	87.8
Standard warranty reserve	8.1	11.3	16.4
Operating loss carry forwards	4.5	7.4	27.1
Property, plant and equipment	18.9	18.6	26.9
Lease liabilities	27.4	23.2	6.5
Other intangible assets	124.8	143.5	143.5
Share-based payments	11.4	9.6	7.2
Other temporary differences	23.3	27.5	23.9
Total deferred tax assets, gross	1,995.7	1,377.0	906.0
Valuation allowance	(215.4)	(167.6)	(122.5)
Total deferred tax assets, net	1,780.3	1,209.4	783.5
R&D & other credit carry forwards, other	23.7	21.4
Total deferred tax assets, gross	23.7	21.4
Total deferred tax assets, net, other	23.7	21.4
Deferred tax assets, capitalized R&D expenditures, Consolidated Statements of Operations	151.2	106.8
Deferred tax assets, R&D & other credits, Consolidated Statements of Operations	20.6	16.4
Deferred tax assets, inventories, Consolidated Statements of Operations	12.5	(7.2)
Deferred tax assets, contract liabilities, Consolidated Statements of Operations	400.8	288.0
Deferred tax assets, accrued and other liabilities, Consolidated Statements of Operations	4.4	5.7
Deferred tax assets, installation and warranty reserve, Consolidated Statements of Operations	(4.1)	(6.3)
Deferred tax assets, tax effect carry-forward losses, Consolidated Statements of Operations	(2.8)	(19.9)
Deferred tax assets, Property, plant and equipment, Consolidated Statements of Operations	1.7	(10.8)
Deferred tax assets, lease liabilities, Consolidated Statements of Operations	3.1	16.2
Deferred tax assets, intangible fixed assets, Consolidated Statements of Operations	(18.7)
Deferred tax assets, share-based payments, Consolidated Statements of Operations	1.2	1.8
Deferred tax assets, other temporary differences, Consolidated Statements of Operations	3.7	7.5
Total deferred tax assets, gross, Consolidated Statements of Operations	573.6	398.2
Deferred tax assets, valuation allowance, Consolidated Statements of Operations	(41.2)	(37.2)
Total deferred tax assets, net, Consolidated Statements of Operations	532.4	361.0
Other temporary differences, income tax recognized in shareholders' equity	(6.5)	(1.0)
Total deferred tax assets, gross, income tax recognized in shareholders' equity	(6.5)	(1.0)
Total deferred tax assets, net, income tax recognized in shareholders' equity	(6.5)	(1.0)
Capitalized R&D expenditures, effect of changes in exchange rates	20.5	26.5
R&D & other credits, effect of changes in exchange rates	6.4	7.7
Inventories, Effect of changes in exchange rates	1.2	1.5
Contract liabilities, effect of changes in exchange rates	(3.2)	10.0
Accrued and other liabilities, effect of changes in exchange rates	3.3	4.6
Installation and warranty reserve, effect of changes in exchange rates	0.9	1.2
Tax effect carry-forward losses, effect of changes in exchange rates	(0.1)	0.2
Property, plant and equipment, effect of changes in exchange rates	(1.4)	2.5
Leasing arrangements, effect of changes in exchange rates	1.1	0.5
Share-based payments, effect of changes in exchange rates	0.6	0.6
Other temporary differences, effect of changes in exchange rates	(1.4)	(2.9)
Total deferred tax assets, gross, effect of changes in exchange rates	27.9	52.4
Valuation allowance, effect of changes in exchange rates	(6.6)	(7.9)
Total deferred tax assets, net, effect of changes in exchange rates	21.3	44.5
Deferred tax liabilities:
Other intangible assets	(65.4)	(79.9)	(93.9)
Goodwill	(28.8)	(20.9)	(15.6)
Right-of-use assets	(27.4)	(23.2)	(6.5)
Property, plant and equipment	(9.8)	(10.9)	(5.4)
Contract liabilities	(16.3)	(7.9)	(18.2)
Long-term debt	(1.5)	(1.5)	(1.6)
Other temporary differences	(9.8)	(1.1)	(8.7)
Total deferred tax liabilities	(159.0)	(145.4)	(149.9)
Intangible fixed assets, other		(2.9)
Deferred tax liabilities, other, other temporary differences		2.5
Total deferred tax liabilities, Other	0.0	5.4
Net deferred tax assets (liabilities), other	23.7	26.8
Deferred tax liabilities, intangible assets, impact on Consolidated Statements of Operations	19.8	17.1
Deferred tax liabilities, goodwill, impact on Consolidated Statements of Operations	(7.9)	(5.3)
Deferred tax liabilities, leasing arrangements, impact on Consolidated Statements of Operations	(3.1)	(16.2)
Deferred tax liabilities, property, plant and equipment, impact on Consolidated Statements of Operations	1.5	(4.3)
Deferred tax liabilities, tax deferred income, impact on Consolidated Statements of Operations	(8.4)	10.3
Deferred tax liabilities, deferred expense, capitalized interest, impact on Consolidated Statements of Operations	0.0	0.1
Deferred tax liabilities, other, impact on Consolidated Statements of Operations	(7.5)	4.4
Total deferred tax liabilities, Consolidated Statements of Operations	(5.6)	6.1
Net deferred tax assets (liabilities), Consolidated Statements of Operations	526.8	367.1
Deferred tax liabilities, other, income tax recognized in Shareholders' Equity	(2.1)
Deferred tax liabilities, gross, income tax recognized in Shareholders' Equity	(2.1)
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity	(8.6)	(1.0)
Deferred tax liabilities, intangible assets, effect of changes in exchange rates	(5.3)	(6.0)
Deferred tax liabilities, leasing arrangements, effect of changes in exchange rates	(1.1)	(0.5)
Deferred tax liabilities, property, plant and equipment, effect of changes in exchange rates	(0.4)	(1.2)
Deferred tax liabilities, other, effect of changes in exchange rates	0.9	0.7
Total deferred tax liabilities, effect of changes in exchange rates	(5.9)	(7.0)
Net deferred tax assets (liabilities), effect of changes in exchange rates	15.4	37.5
Total deferred tax assets, net	1,780.3	1,209.4	783.5
Deferred tax liabilities	(51.5)	(34.7)	(37.9)
Net deferred tax assets (liabilities)	1,621.3	1,064.0	633.6
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net	1,672.8	1,098.7	671.5
Deferred tax liabilities:
Total deferred tax assets, net	1,672.8	1,098.7	671.5
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities	€ (51.5)	€ (34.7)	€ (37.9)